Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Securities
Securities

This table provides the major components of securities available for sale (“AFS”) and held to maturity (“HTM”) at amortized cost and estimated fair value at December 31, 2017 and December 31, 2016:

	December 31, 2017				December 31, 2016
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$5,765	$—	$(74)	$5,691	$3,744	$2	$(30)	$3,716
State and political subdivisions	5,227	21	(56)	5,192	5,545	19	(62)	5,502
Residential mortgage-backed securities	32,111	153	(386)	31,878	21,547	339	(255)	21,631
Corporate and other securities	10,922	31	(221)	10,732	10,003	—	(284)	9,719
Total securities available for sale	$54,025	$205	$(737)	$53,493	$40,839	$360	$(631)	$40,568
Held to maturity:
U.S. Government sponsored entities	$3,026	$—	$(93)	$2,933	$3,530	$—	$(128)	$3,402
State and political subdivisions	1,113	144	—	1,257	2,306	181	(1)	2,486
Residential mortgage-backed securities	3,958	59	(18)	3,999	4,799	98	(25)	4,872
Commercial mortgage-backed securities	3,685	—	(142)	3,543	3,796	—	(148)	3,648
Corporate and other securities	4,525	89	—	4,614	6,548	12	—	6,560
Total securities held to maturity	$16,307	$292	$(253)	$16,346	$20,979	$291	$(302)	$20,968

This table provides the remaining contractual maturities and yields of securities within the investment portfolios. The carrying value of securities at December 31, 2017 is distributed by contractual maturity. Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity. Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$—	—%	$3,699	1.61%	$1,992	2.16%	$—	—%	$5,691	1.80%
State and political subdivisions	—	—	963	3.30	1,962	2.57	2,267	2.69	5,192	2.76
Residential mortgage-backed securities	168	2.55	718	1.57	2,745	2.55	28,247	2.75	31,878	2.71
Corporate and other securities	—	—	2,182	3.17	6,453	4.37	2,097	2.01	10,732	3.66
Total securities available for sale	$168	2.55%	$7,562	2.27%	$13,152	3.39%	$32,611	2.70%	$53,493	2.81%
Held to maturity at cost:
U.S. Government sponsored entities	$—	—%	$—	—%	$—	—%	$3,026	1.98%	$3,026	1.98%
State and political subdivisions	162	1.49	—	—	493	5.07	458	5.84	1,113	4.86
Residential mortgage-backed securities	7	4.71	22	5.48	539	2.72	3,390	3.54	3,958	3.44
Commercial mortgage-backed securities	—	—	—	—	—	—	3,685	2.76	3,685	2.76
Corporate and other securities	—	—	—	—	4,525	5.73	—	—	4,525	5.73
Total securities held to maturity	$169	1.62%	$22	5.48%	$5,557	5.38%	$10,559	2.92%	$16,307	3.75%

The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2017
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	5	$3,732	$(40)	$1,958	$(34)	$5,690	$(74)
State and political subdivisions	2	476	(6)	1,792	(50)	2,268	(56)
Residential mortgage-backed securities	22	20,646	(218)	4,028	(168)	24,674	(386)
Corporate and other securities	7	4,563	(37)	2,803	(184)	7,366	(221)
Total temporarily impaired securities	36	$29,417	$(301)	$10,581	$(436)	$39,998	$(737)
Held to maturity:
U.S. Government sponsored entities	2	$—	$—	$2,933	$(93)	$2,933	$(93)
Residential mortgage-backed securities	2	—	—	979	(18)	979	(18)
Commercial mortgage-backed securities	2	—	—	3,543	(142)	3,543	(142)
Total temporarily impaired securities	6	$—	$—	$7,455	$(253)	$7,455	$(253)

	December 31, 2016
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	1	$1,962	$(30)	$—	$—	$1,962	$(30)
State and political subdivisions	4	3,833	(62)	—	—	3,833	(62)
Residential mortgage-backed securities	13	7,813	(139)	2,983	(116)	10,796	(255)
Corporate and other securities	6	822	(67)	5,376	(217)	6,198	(284)
Total temporarily impaired securities	24	$14,430	$(298)	$8,359	$(333)	$22,789	$(631)
Held to maturity:
U.S. Government sponsored entities	2	$3,402	$(128)	$—	$—	$3,402	$(128)
State and political subdivisions	1	212	(1)	—	—	212	(1)
Residential mortgage-backed securities	2	776	(15)	441	(10)	1,217	(25)
Commercial mortgage-backed securities	2	3,648	(148)	—	—	3,648	(148)
Total temporarily impaired securities	7	$8,038	$(292)	$441	$(10)	$8,479	$(302)

The Company sold one held to maturity security due to a significant deterioration in the creditworthiness of the bond. Investments in debt securities may be classified as held-to-maturity and measured at amortized cost in the statement of financial position only if the reporting enterprise has the positive intent and ability to hold those securities to maturity. Evidence of a significant deterioration in the issuer's creditworthiness is a circumstance in which the enterprise may change its intent to hold a certain security to maturity without calling into question its intent to hold other debt securities to maturity in the future. This event was isolated, nonrecurring, and unusual for the Company.

Unrealized Losses

The unrealized losses in each of the categories presented in the tables above are discussed in the paragraphs that follow:

U.S. government sponsored entities and state and political subdivision securities: The unrealized losses on investments in these types of securities were caused by the increase in interest rate spreads or the increase in interest rates at the long end of the Treasury curve. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than temporarily impaired as of December 31, 2017.  There was no other-than-temporary impairment on these securities at December 31, 2016.

Residential and commercial mortgage-backed securities:  The unrealized losses on investments in mortgage-backed securities were caused by increases in interest rate spreads or the increase in interest rates at the long end of the Treasury curve.  The majority of contractual cash flows of these securities are guaranteed by the Federal National Mortgage Association (FNMA), the Government National Mortgage Association (GNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  It is expected that the securities would not be settled at a price significantly less than the par value of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2017 or December 31, 2016.

Corporate and other securities: Included in this category are corporate debt securities, Community Reinvestment Act (“CRA”) investments, asset-backed securities, and one trust preferred security.  The unrealized losses on corporate debt securities were due to widening credit spreads or the increase in interest rates at the long end of the Treasury curve and the unrealized losses on CRA investments were caused by decreases in the market prices of the shares.  The Company evaluated the prospects of the issuers and forecasted a recovery period; and as a result determined it did not consider these investments to be other-than-temporarily impaired as of December 31, 2017 or December 31, 2016.  The unrealized loss on the trust preferred security was caused by an inactive trading market and changes in market credit spreads.  At December 31, 2017 and December 31, 2016, this category consisted of one single-issuer trust preferred security.  The contractual terms do not allow the security to be settled at a price less than the par value.  Because the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, which may be at maturity, the Company did not consider this security to be other-than-temporarily impaired as of December 31, 2017 or December 31, 2016.

Realized Gains and Losses

Gross realized gains and losses on securities for the past two years are detailed in the table below:

	For the years ended December 31,
(In thousands)	2017	2016
Available for sale:
Realized gains	$89	$302
Realized losses	(61)	(1)
Total securities available for sale	28	301
Held to maturity:
Realized gains	38	123
Realized losses	(4)	—
Total securities held to maturity	34	123
Net gains on sales of securities	$62	$424

The net realized gains are included in noninterest income in the Consolidated Statements of Income as net security gains.  For 2017 and 2016, gross realized gains on sales of securities amounted to $127 thousand and $425 thousand, respectively.  There were $65 thousand of gross realized losses in 2017, compared to a $1 thousand loss in 2016.

•
The net gains during 2017 are attributed to the sale of three mortgage-backed securities with a total book value of $1.2 million and resulting gains of $71 thousand, the sale of one taxable municipal security with a book value of $529 thousand and resulting gains of $38 thousand, the call of two asset-backed securities totaling $3.5 million in book value, resulting in gains of $3 thousand, and the call of four municipal tax-exempt securites with a total book value of $500 thousand and resulting gains of $15 thousand, partially offset by the sale of two mortgage-backed securities with a book value of $1.6 million which resulted in a loss of $58 thousand, and the call of two corporate bonds with a book value of $3.0 million and resulting losses of $7 thousand.

•
The net gains during 2016 are attributed to the sale of fifteen municipal securities with a total book value of $6.4 million and resulting gains of $112 thousand, the sale of two SBA securities with a book value of $2.5 million and resulting gains of $12 thousand, the sale of thirteen equity securities totaling $515 thousand in book value, resulting in pre-tax gains of approximately $177 thousand, and the sale of five corporate bonds with a total book value of $8.5 million and resulting gains of $124 thousand, partially offset by the sale of one SBA security with a book value of $753 thousand which resulting in a loss of $1 thousand.

Pledged Securities

Securities with a carrying value of $20.8 million and $17.7 million at December 31, 2017 and December 31, 2016, respectively, were pledged to secure Government deposits, secure other borrowings and for other purposes required or permitted by law.